CONDENSED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010			$ 16,703	$ 631,572	$ (579,986)	$ 68,289
Beginning Balance, Shares at Dec. 31, 2010			16,702,800
Sale of Common Stock, Amount			3,076	712,674		715,750
Sale of Common Stock, Shares			3,075,600
Issuance of Warrants				28,000		28,000
Issuance of Common Stock for interest expense, Amount			60	12,440		12,500
Issuance of Common Stock for interest expense, Shares			60,000
Issuance of Common Stock for services, Amount			14,010	219,492		233,502
Issuance of Common Stock for services, Shares			14,010,120
Issuance of Preferred Stock for compensation, Amount		12,750		1,262,250		1,275,000
Issuance of Preferred Stock for compensation, Shares	100	12,750,000
Net Loss					(2,272,612)	(2,272,612)
Ending Balance, Amount at Dec. 31, 2011		12,750	33,849	2,866,428	(2,852,598)	60,429
Ending Balance, Shares at Dec. 31, 2011	100	12,750,000	33,848,520
Sale of Common Stock, Amount			523	179,477		180,000
Sale of Common Stock, Shares			523,333
Issuance of Warrants				135,400		135,400
Issuance of Preferred Stock for compensation, Amount		2,000		198,000		200,000
Issuance of Preferred Stock for compensation, Shares		2,000,000
Issuance of Common Stock for reverse merger, Amount			48,000	4,752,000		4,800,000
Issuance of Common Stock for reverse merger, Shares			48,000,000
Net Loss					(5,836,369)	(5,836,369)
Ending Balance, Amount at Dec. 31, 2012		$ 14,750	$ 82,372	$ 8,131,305	$ (8,688,967)	$ (460,540)
Ending Balance, Shares at Dec. 31, 2012	100	14,750,000	82,371,853